CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses | $		$ 422		$ 1,104
Ordinary shares, par value per share | ₪ / shares	₪ 0.2		₪ 0.2
Ordinary shares, shares authorized		90,000,000		90,000,000
Ordinary shares, shares issued		56,610,404		56,539,237
Ordinary shares, shares outstanding		56,610,404		56,539,237